Income Tax Provision - Schedule of Deferred Tax Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating tax carry forwards	$ 1,762,202	$ 0
Tax rate	34.00%	34.00%
Gross deferred tax assets	599,149	0
Valuation allowance	(599,149)	0
Net deferred tax assets	$ 0	$ 0